Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Property and equipment	¥ 551,582	¥ 1,454,031
Leasehold improvements	68,652	149,551
Total	¥ 620,234	¥ 1,603,582